Derivative instruments and hedging activities	12 Months Ended
Mar. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative instruments and hedging activities

21. Derivative instruments and hedging activities

Option Contracts Undesignated as hedge

The following table presents outstanding notional amount and balance sheet location information related to foreign exchange derivative contracts as of March 31, 2017 and 2018:

	March 31, 2017			March 31, 2018
	Notional Amount (US$)	Prepaid Expenses and Other Current Asset (INR)	Other Assets (INR)	Notional Amount (US$)	Prepaid Expenses and Other Current Asset (INR)	Other Assets (INR)
Foreign currency option contracts	12,111	63,818	61,120	5,852	48,837	—

The foreign exchange derivative contracts mature generally over a period of 1 to 11 months.

(Gains)/Losses on foreign exchange derivative contracts for the year ended March 31, 2016, 2017 and 2018 aggregated INR 85,282, INR 185,654 and INR 77,897 (US$ 1,196), respectively.

Contracts designated as Cashflow hedge

The Company hedged the foreign currency exposure risk related to certain intercompany loans denominated in foreign currency through call spread option with full swap for coupon payments. The foreign currency forward contracts and options were not entered for trading or speculative purposes.

The Company documented each hedging relationship and assessed its initial effectiveness on inception date and the subsequent effectiveness was tested on a quarterly basis using dollar offset method. The gain or loss on the hedge contracts was recorded in accumulated other comprehensive income to the extent the hedge contracts were effective. The gain or loss on the hedge contracts shall be reclassified to interest expense when the coupon payments and principal repayments are made on the related investments. The hedge contracts were effective as of March 31, 2018.

The Company early adopted the ASU No 2017-12 and determined the cost of hedge at the time of inception of the contract was INR 4,931,240 (US$ 77,123) and recorded an expense of INR 575,225 (US$ 8,925) during the year ended March 31, 2018.

The following table presents outstanding notional amount and balance sheet location information related to foreign exchange derivative contracts as of March 31, 2017 and 2018:

	March 31, 2018
	Notional Amount (US$)	Current Liabilities (INR)	Other Liabilities (INR)	Other Liabilities (US$)
Foreign currency option contracts	499,602	—	331,314	5,089

During the year the company recorded the fair value of currency option liability of INR 331,314 (US$ of 5,089) in the Other comprehensive income and recorded an expense of INR 575,225 (US$ 8,925) related to the amortisation of the cost of the hedge.

The foreign exchange derivative contracts mature generally over a period of 4.6 years.